Audited Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 1,057,912	$ 708,256
Cost of revenue	701,390	413,612
Gross profit	356,522	294,644
Operating expenses:
Depreciation	2,202	2,683
Selling, general and administrative	5,278,164	626,285
Total operating expenses	5,280,366	628,968
Loss from operations	(4,923,844)	(334,324)
Other income (expenses):
Other income	430	1,947
Charitable donation	(80,000)
Interest expense	(68,959)	(26,755)
Amortization of debt discount	(5,694)	(11,306)
Total other (expenses)	(154,223)	(36,114)
Loss from operations before income taxes	(5,078,067)	(370,438)
Provision for income taxes
Net loss	$ (5,078,067)	$ (370,438)
Basic net loss per common share	$ (0.56)	$ (0.02)
Weighted average number of common shares outstanding - Basic	9,116,562	15,000,000
Diluted net loss per common share	$ (0.56)	$ (0.02)
Weighted average number of common shares outstanding - Diluted	9,116,562	15,000,000